Consolidated Statement of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statement of Comprehensive Income
Net income	$ 7,865	$ 5,157	$ 3,668
Unrealized gains (losses) on marketable securities, net of deferred taxes	161	4	9
Deferred gains (losses) on cash flow hedges, net of deferred taxes	58	(25)	(80)
Realized (gains) losses on marketable securities, net of deferred taxes		8	2
Realized (gains) losses on cash flow hedges, net of deferred taxes	15	(20)	(34)
Employee benefit obligations, net of deferred taxes	(31)	(70)	(13)
Currency translation adjustments, net of deferred taxes		(12)	(1)
Comprehensive income	8,038	5,066	3,615
Net (income) loss attributable to noncontrolling interests	(1,662)	(997)	(33)
Other comprehensive (income) loss attributable to noncontrolling interests	(6)	38	0
Comprehensive income attributable to Comcast Corporation	$ 6,370	$ 4,107	$ 3,582